Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventories, net
Schedule of Inventories

Inventories, net consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Products	973,327	1,125,407
Packing materials and others	122	140

Inventories	973,449	1,125,547
Inventory write-down:
Balance at beginning of the year	(46,244)	(76,631)
Additions	(76,169)	(108,461)
Write-offs	45,782	85,583

Balance at end of the year	(76,631)	(99,509)

Inventories, net	896,818	1,026,038